Semiannual Report as of June 30, 2001

Evergreen
                 Variable Annuity Trust
                        VA Masters Fund

The First Family of Mutual Funds

Table of Contents

Letter to Shareholders	1	Statement of Assets and Liabilities	29
Fund at a Glance	3	Statement of Operations	30
Portfolio Manager Interview	4	Statement of Changes in Net Assets	31
Financial Highlights	10	Notes to Financial Statements	32
Schedule of Investments	11

Letter to Shareholders

August 2001

William M. Ennis President and CEO	Dennis H. Ferro Chief Investment Officer

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Variable Annuity Trust semiannual report, which covers the six-month period ended June 30, 2001.

Equity Markets Struggle in Uncertain Economy

We began 2001 with the word “recession” looming like a distant dark cloud. As the year 2000 came to a close, economists warned that the economy was slowing rapidly and that the Federal Reserve Board needed to aid a faltering economy. In the middle of December, the futures markets expected three 25 basis point rate cuts by September of this year, to bring the Fed Funds rate to 5.75%. An accommodative Federal Reserve has far surpassed that mark, beginning with a surprise intermeeting rate cut while we were putting away our New Year’s party hats in early January. Five others joined that first rate cut so far this year, landing the Fed Funds rate at 3.25%, with projections holding steady for at least one more cut to come.

The activity in the financial markets over the first half of 2001 can largely be represented by a game of Chutes and Ladders. So far this year, as one index, sector, or individual stock began to climb up the ladder of gains, it fell right back down the chute into negative territory.

A steady barrage of negative earnings warnings battered the equity market. The technology-laden NASDAQ led the declines, posting its worst ever first quarter performance of –25.5%. The Dow Jones Industrial Average and the S&P 500 followed suit, with losses of –1.85% and –6.70%, respectively. Various factors contributed to the deterioration of the indexes. Fears that declines in the Japanese stock market might cause Japanese banks to default, worried markets around the world, and the yen dropped to a 20-month low against the dollar. Most major industry sectors posted negative total returns for the quarter. Technology, capital goods, and healthcare were hit the hardest in the sell-off, while consumer discretionary and transportation were the only sectors that managed to produce positive gains. Most foreign equity markets also suffered sharp setbacks due to disappointing earnings news and growing fears of a spreading growth recession in the U.S.

In the Chutes and Ladders fashion, the market turned around performance in the second quarter. After a difficult first quarter, April provided a welcome reprieve for investors. However, in keeping with the “what goes up must come down” pattern, the U.S. equity market failed to repeat its spectacular April performance in May. The market began the month brimming with optimism, looking past the expected plunge in earnings and lack of visibility for most companies. But, by the final week of the month, negative warnings from high profile companies began to take their toll on market sentiment, triggering a sharp sell-off that wiped out much, if not all, of the prior month’s gains.

Despite the ongoing weakness of the equity market, we remain cautiously optimistic regarding its prospects longer term. Favorable demographics and supportive monetary and fiscal policies are substantial long-term reasons for our optimism. In the shorter-term, we should see a bottoming in year-over-year profits growth in the second quarter releases as comparisons get easier for corporate America.

Fixed Income Investments Offer Reprieve from Volatile Equity Markets

Bonds outperformed stocks again during the first quarter, continuing the trend from 2000. In response to the 150 basis points of cuts from the Federal Reserve, yields on short and intermediate maturity Treasuries fell. The Lehman Brothers Aggregate Bond and Lehman Brothers Government/Credit Indexes returned 3.62% and 3.51%, respectively. The intermediate bond sector posted the best performance for the quarter. Yields on short–intermediate Treasuries fell as much as 90 basis points during the quarter. By contrast, Treasury bond yields were flat to slightly higher, on concern that a tax cut could result in a reduction of the

Letter to Shareholders (continued)

Treasury buy back program and a reversal of the current easy monetary policy and tight fiscal policy mix over the long term. Despite record new-issue supply and a weak corporate earnings outlook, the corporate sector posted the best total return of the major sectors.

The prospect of a rebound of economic activity later this year or early in 2002 in response to the tax cut and aggressive easing of monetary policy should keep yields on Treasury notes and bonds range-bound until inflation news turns decisively better. Corporate and mortgage securities, on the other hand, are still very attractively priced with yield spreads extremely wide by historical standards. Consequently, our fixed income strategy continues to target a neutral duration posture and limited exposure to Treasury securities to take advantage of generous yields and opportunities for capital appreciation offered by corporate and mortgage securities.

The Importance of Diversification

An environment like the past six months offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy.

We invite you to visit our enhanced website, www.EvergreenInvestments.com, for more information about Evergreen Funds. Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President & CEO
Evergreen Investment Company, Inc.

Dennis H. Ferro
Chief Investment Officer
Evergreen Investment Management Company

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Fund at a Glance as of June 30,  2001

“In the short term, it is likely that
weak earnings forecasts will result
in a volatile stock market, but we
believe investors who take the
long-term view should be
rewarded.”

PERFORMANCE AND RETURNS1

Portfolio Inception Date:	1/29/1999

6 month return	–6.53%

Average Annual Returns

1 year	–13.83%

Since Portfolio Inception	6.22%

6-month income dividends per share	$0.00

6-month capital gain distributions per share	$0.02

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Masters Fund1 versus a similar investment in the Standard & Poor’s 500 Index (S&P 500), the Standard and Poor’s 400 Mid-Cap Index (S&P 400) and the Consumer Price Index (CPI).

The S&P 500 and the S&P 400 are unmanaged market indexes which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains distributions.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

Smaller capitalization stock investing may offer the potential for greater long term results, however, it is also generally associated with greater price volatility due to the higher risks of failure.

All data is as of June 30, 2001 and subject to change.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Portfolio Manager Interview

How did the fund perform?

For the six-month period ended June 30, 2001, the Evergreen VA Masters Fund returned –6.53%. The fund’s benchmarks, the S&P 400 and the S&P 500, returned 0.97% and –6.70%, respectively for the same period. Evergreen VA Masters Fund is composed of four separate portfolio segments, each managed by a different advisor. Together these portfolio segments provide a diversified growth fund. Each investment advisor brings a unique investment approach to the fund. As a result, the fund has the potential to benefit from various investment methods and styles.

Portfolio
Characteristics

(as of 6/30/2001)

Total Net Assets	$39,043,961

Number of Holdings	577

P/E Ratio	22.3x

Top 5 Sectors

(as a percentage of 6/30/2001 net assets)

Information Technology	21.8%

Financials	14.3%

Consumer Discretionary	12.9%

Industrials	12.9%

Healthcare	11.9%

Top 10 Holdings

(as a percentage of 6/30/2001 net assets)

General Electric Co.	2.0%

Citrix Systems, Inc.	2.0%

VeriSign, Inc.	1.9%

CSG Systems International, Inc.	1.7%

Microsoft Corp.	1.6%

CheckFree Corp.	1.5%

Adobe Systems, Inc.	1.2%

Devon Energy Corp.	1.2%

Citigroup, Inc.	1.2%

American Towering Systems Corp., Class A	1.1%

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Portfolio Manager Interview*

Portfolio
Management

Evergreen Team
Tenure: January 1999

During the six-month period ended June 30, 2001, stock prices continued on a downward course. In general, stocks across the board and in virtually every economic sector declined, and mid-cap value stocks were no exception. In this volatile investment environment, we continued to manage the portfolio with an eye on the long term, and we maintained our investment approach of purchasing securities of good companies that are “on sale.” As a result, we added to a number of portfolio holdings that we believed were undervalued and that were poised to produce relatively strong long-term returns. We eliminated companies whose prospects failed to measure up to our criteria for long-term success. This resulted in a more consolidated, higher quality portfolio.

Going into the six-month period, stocks in the broad area of technology were about 18% of portfolio assets. As stock prices continued to decline, valuations in the technology area of the market fell more than the valuations in other market sectors. Over the six months, the portfolio’s technology stocks were the biggest hindrance to performance. The depreciation in market value of technology stocks and the weeding out of individual portfolio companies that we believed had weak long-term prospects resulted in a slight underweighting in the technology sector relative to the benchmark, S&P 400 Mid-Cap Index. The technology area of the market was one of the most difficult to navigate; nevertheless, we took advantage of lower stock prices to add to positions with the best long-term potential. Therefore, we increased the portfolio’s holdings in select software, semiconductor and wireless companies. At the end of the period, technology stocks accounted for about 14% of portfolio assets.

In the January-through-June 2001 timeframe, the pace of U.S. economic growth continued to slow. In an effort to stimulate economic growth, the Federal Reserve Board reduced short-term interest rates by 2.75%. In this environment, we began investing in the undervalued stocks of companies that have the potential to benefit from lower interest rates and increased consumer spending in the long term. We uncovered a number of such opportunities in the financial and retail areas of the market, which benefited the portfolio’s performance.

Financial stocks accounted for one of the largest sector positions in the portfolio. We added Astoria Financial, CountryWide Credit, a mortgage banker, and Charter One Financial, a thrift institution. In the retail sector, we favored Tiffany, Jones Apparel, Intimate Brands, Williams Sonoma and the consumer electronics company, Black & Decker. At the end of the period, the portfolio had higher weightings in financial and retail stocks than the benchmark index. Keeping with the theme of investing in companies that have the potential to perform well in a lower interest-rate environment, we purchased shares in the leisure, transportation and consumer durables sectors of the market. We added Carnival Corp., Royal Caribbean Cruises and Continental Airlines to the portfolio. In the transportation area, we invested in Roadway Express. We also added Maytag and Caterpillar.

* This discussion represents the Evergreen team’s portion of the Evergreen VA Masters Fund portfolio.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Portfolio Manager Interview*

The portfolio was slightly underweighted in energy stocks, in comparison to its benchmark. While energy stocks were relatively strong performers at the beginning of the period, their performance deteriorated after energy prices peaked. Energy stocks are often considered defensive investments, that is, they tend to do well in a weak economic environment. As we move into the second half of 2001, we believe investors will be less interested in defensive shares and more attracted to cyclical stocks—those that tend to do well during periods of economic recovery.

We are optimistic about the prospects for the stock market and for the portfolio over the long term. We believe that the Federal Reserve Board will continue to trim interest rates throughout 2001 and that lower interest rates and possibly lower taxes will stimulate economic growth. As the prospects for long-term economic growth become more apparent, stock prices should begin to pick up. In the short term, it is likely that weak earnings forecasts will result in a volatile stock market, but we believe investors who take the long-term view should be rewarded. We believe the recent downward momentum in stock prices has provided us with an opportunity to purchase attractive stocks at bargain prices.

* This discussion represents the Evergreen team’s portion of the Evergreen VA Masters Fund portfolio.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Portfolio Manager Interview*

Portfolio
Management

MFS Team
Tenure: January 1999

For the six-month period ended June 30, 2001, the portfolio was overweighted in the energy sector while maintaining an underweighting in the technology sector, both of which had a positive impact on performance.

In the first quarter, our significant overweighting in energy related stocks accounted for a large portion of the relative out-performance. However, in the second quarter, the relentless slide of many energy stocks detracted from our performance, reversing all of the gains from the sector in the first quarter. Despite rising inventories of natural gas and a decline in the prices of both gas and oil, we do not believe that the supply/demand mismatch we have observed in the energy market is over. We believe this imbalance should require a sustained investment to correct. We feel our holdings within the energy sector are positioned to reap the benefits from this investment.

A substantial underweighting in technology contributed to the relative outperformance in the first quarter. The average technology stock in the benchmark fell over 38%. Within technology, the portfolio benefited from avoiding semiconductors and telecommunications equipment providers. Instead, our holdings focused on internet security software, content delivery, and storage. We added to our technology holdings, as valuations became compelling.

In the second quarter, technology stocks led the way in both the index and the portfolio, rebounding off their early April lows and the first quarter technology sell-off. Top stocks for the quarter include internet security companies such as Verisign, which provides authentication and verification for internet users, and RSA Security, which provides electronic security for businesses.

The avoidance of semiconductor stocks resulted in a sizeable underweighting versus the benchmark, and despite weak fundamentals in the sector, the stocks were up strongly during the quarter, and our lack of exposure detracted from performance somewhat.

Strong stock selection within the healthcare sector aided performance in the first quarter, and healthcare stocks in general were among the best performers in the index during the second quarter. We are underweight to the index, with approximately a 12% weighting versus the index weighting of 23%. The stocks in the portfolio posted strong absolute performance, outpacing the stocks in the index. Medical equipment companies such as Cytyc, which developed a widely used version of the Pap test and VISX, the laser eye surgery leader were among the top performers. Pharmaceutical stocks were particularly strong in the benchmark, where we have a significant underweighting, and this detracted from overall performance.

Business services names continued their strong performance from the first quarter. Our overweighting (12% versus 8% in the benchmark), as well as superior stock selection made this the largest contributor to performance. Strong performers during the quarter included Nova Corp., a credit card transaction processor, and CSG Systems, a billing services provider. Nova has recently entered into an agreement to be acquired by US Bancorp. The portfolio has had a focus on business services companies because we believe that they benefit from better technology and productivity gains. These companies are generally users of technology that create stable, predictable services businesses.

While the benefits of a diversified portfolio became crystal clear over the past year, in our view, the other key factors to staying ahead in this market are maintaining a critical eye on valuations and business fundamentals. While we think the overall market is now undervalued, there are still a lot of expensive stocks out there with shaky business models.

* This discussion represents the MFS team’s portion of the Evergreen VA Masters Fund portfolio.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Portfolio Manager Interview*

Portfolio
Management

Oppenheimer Team
Tenure: January 1999

In June, the tug-of-war between improved monetary liquidity and deteriorating profits continued to pull at stocks in different directions. The Federal Reserve Board cut rates for the sixth time this year, but by only 25 basis points, thus hinting that the economic contraction may be nearing its end. However, after two months of good gains, large-cap stocks retreated under the weight of continued profit disappointments that spread beyond the beleaguered technology and telecommunication sectors. Instead, the improved liquidity seemed to flow into smaller cap issues that have been steadily outperforming their larger counterparts in recent months.

The portfolio is managed with a disciplined quantitative strategy that seeks to produce consistently good results relative to the S&P 500 Index.

For the year-to-date, the portfolio’s relative performance has been aided by its tilt toward smaller-cap stocks. Our disciplined portfolio management process has caused an overweighting in energy and underweighting in technology this year. Both of those relative sector positions have had a small positive impact on relative performance.

Looking at economic sectors in the portfolio, during June 2001, we were modest net sellers of energy and technology stocks and net buyers of utility, consumer discretionary and healthcare stocks.

This year we have reduced the relative weights on both technology and energy sectors. At the same time, we have increased the relative weights of several sectors, most of which are more “defensive” (less vulnerable to swings in the economy).

In terms of individual stock transactions, we bought company stocks such as Kraft Foods, IBM, Bank of America and Target Corp. We sold holdings in Cardinal Health, Noble Drilling, Juniper Networks, Linear Technology and Amgen.

Corporate profits continue to be under pressure that is beginning to spread beyond the technology and telecommunications sectors to healthcare, consumer staples and other more defensive groups. Energy prices have pulled back a little (especially natural gas and electricity), but remain high relative to the past five years’ levels. The consumer is still spending, but confidence is fragile and could be shaken by any further deterioration in employment statistics.

On the positive side, monetary policy is adding liquidity to the system and the pending tax cuts will add some fiscal stimulus. Valuation levels have improved, although in some sectors they remain above historical norms.

At this point we are reasonably optimistic about the future course of the stock market and we remain fully invested in common stocks.

* This discussion represents the Oppenheimer team’s portion of the Evergreen VA Masters Fund portfolio.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Portfolio Manager Interview*

Portfolio
Management

Putnam Growth Team
Tenure: January 1999

In the first half of 2001, the Federal Reserve Board attempted to steer the U.S. economy clear of recession, cutting interest rates six times in one of the fastest and most aggressive easing cycles in Fed history. Though meant to spark growth, the rapidity and depth of the cuts prompted greater concern about the health of the economy. Economic data pointed to ongoing slowdowns in manufacturing. Much of the surplus manufacturing capacity remains in the technology sector.

The U.S. equity market experienced extreme market volatility, particularly in the first quarter. It regained some of its footing in the second quarter, only to lose its bearings once again late in the quarter as pre-announcements of earnings disappointments coupled with economic uncertainty. The technology bear market persisted throughout the first quarter of 2001, but April brought a dramatic rotation to small- and mid-cap stocks. The S&P 500 and NASDAQ indexes surged as investors shifted to cyclical areas that could benefit from lower rates and improved consumer confidence. In May, investors retreated and market favor shifted to value stocks. By the end of June, investors were reacting to any hint of good or bad news, reigniting market volatility. Small- and mid-cap stocks outperformed their larger-cap counterparts for the semiannual period.

Weak performance in the first quarter of the year dragged down the positive results achieved later in the period.

In the first quarter of 2001, overweighting investment banking/brokerage, biotechnology, and communications equipment hindered performance most significantly, followed by weak stock performance in the technology sector. Underweighting regional Bell operating companies and long-distance carriers also hurt returns. In the second quarter, overweighting conglomerates, entertainment, software, diversified financials, and pharmaceuticals aided performance, as did adept stock selection in retail. Overweighting natural gas pipelines and HMOs hindered results.

We believe that the current environment of economic uncertainty will continue to pressure rapidly growing, high-quality growth companies. While we do not expect this condition to persist over the long term, we have taken steps to focus on growth companies with a proven track record of growing profits even during unsettled economic times.

Going forward, we are overweighting healthcare (pharmaceuticals, specialty pharmaceuticals, and cardiovascular) and consumer staples (food and beverages and food distribution). While underweighting consumer discretionary and communications services in particular, within those areas we will focus on retail, lodging, and leisure and telecommunications services and cellular wireless, respectively.

* This discussion represents the Putnam team’s portion of the Evergreen VA Masters Fund portfolio.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2001 (unaudited)	Year Ended December 31

		2000	1999 (a) #

Net asset value, beginning of period	$11.09	$12.58	$10.00

Income from investment operations
Net investment income	0	0	0.01
Net realized and unrealized gains or losses on securities and foreign currency related transactions	(0.73)	(0.34)	2.74

Total from investment operations	(0.73)	(0.34)	2.75

Distributions to shareholders from
Net investment income	0 **	0	(0.01)
Net realized gains	(0.02)	(1.15)	(0.16)

Total distributions	(0.02)	(1.15)	(0.17)

Net asset value, end of period	$10.34	$11.09	$12.58

Total return*	(6.53%)	(3.06%)	27.58%
Ratios and supplemental data
Net assets, end of period (thousands)	$39,044	$37,268	$18,873

Ratios to average net assets Expenses‡	1.00%†	1.01%	1.00%†
Net investment income	0.02%†	0.02%	0.15%†
Portfolio turnover rate	34%	85%	83%

(a)	For the period from January 29, 1999 (commencement of operations) to December 31, 1999.
*	Total return does not reflect charges attributable to your insurance company's separate account.
**	Amount represents less than $0.01 per Fund share.
†	Annualized.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
#	Net investment income is based on average shares outstanding during the period.

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–96.4%
CONSUMER DISCRETIONARY–12.6%
Auto Components–0.3%
CLARCOR, Inc.	4,000	$107,400
Johnson Controls, Inc.	400	28,988
Lear Corp.*	100	3,490

		139,878

Automobiles–0.3%
Ford Motor Co.	949	23,298
General Motors Corp.	100	6,435
Harley-Davidson, Inc.	2,300	108,284

		138,017

Hotels, Restaurants & Leisure–1.2%
Applebee’s International, Inc.	100	3,200
Brinker International, Inc.*	350	9,047
Carnival Corp., Class A	1,300	39,910
Darden Restaurants, Inc.	800	22,320
Gtech Holdings, Corp.*	100	3,551
Harrahs Entertainment, Inc.*	1,190	42,007
Hilton Hotels Corp.	6,000	69,600
International Game Technology*	300	18,825
Marriott International, Inc., Class A	1,150	54,441
McDonald’s Corp.	1,300	35,178
MGM Grand, Inc.	220	6,591
Park Place Entertainment Corp.*	3,350	40,535
Royal Caribbean Cruises, Ltd.	1,000	22,110
Ruby Tuesday, Inc.	600	10,260
Starbucks Corp.*	3,400	78,200
Starwood Hotels & Resorts	100	3,728
Wendy’s International, Inc.	200	5,108
WMS Industries, Inc.*	100	3,217

		467,828

Household Durables–1.2%
Black & Decker Corp.	900	35,514
Centex Corp.	200	8,150
D.R. Horton, Inc.	200	4,540
Del Webb Corp.*	600	23,214
KB Home	200	6,034
Leggett & Platt, Inc.	1,300	28,639
Maytag Corp.	3,300	96,558
Mohawk Industries, Inc.*	2,800	98,560
NVR, Inc.*	100	14,800
Pulte Corp.	1,400	59,682

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
CONSUMER DISCRETIONARY–continued
Household Durables–continued
Ryland Group, Inc.	100	$5,060
Toll Brothers, Inc.*	2,200	86,482

		467,233

Leisure Equipment & Products–0.3%
Brunswick Corp.	1,900	45,657
Eastman Kodak Co.	500	23,340
Electronic Arts, Inc.*	683	39,546
Mattel, Inc.*	100	1,892

		110,435

Media–5.5%
AOL Time Warner, Inc.*	6,457	342,221
Charter Communications, Inc.*	7,700	179,795
Clear Channel Communications, Inc.*	1,200	75,240
Cox Radio, Inc., Class A*	1,400	38,990
Echostar Communications Corp., Class A*	12,100	392,282
Emmis Broadcasting Corp., Class A*	800	24,600
Gaylord Entertainment Co.*	100	2,880
Getty Images, Inc.*	3,150	82,719
Havas Advertising*	137	1,491
Knight-Ridder, Inc.	100	5,930
Lamar Advertising Co., Class A*	2,100	92,400
Martha Stewart Living Omnimedia, Inc.*	3,300	76,230
McGraw-Hill Companies, Inc.	1,800	119,070
New York Times Co., Class A	1,040	43,680
Omnicom Group, Inc.	605	52,030
Reader’s Digest Association, Inc., Class A	400	11,500
RH Donnelley Corp.*	200	6,400
Scholastic Corp.*	3,762	169,290
SportsLine USA, Inc.*	4,100	9,430
Tribune Co.	100	4,001
Univision Communications, Inc., Class A*	2,500	106,950
Viacom, Inc., Class B*	3,662	189,508
Walt Disney Co.	3,703	106,980

		2,133,617

Multi-line Retail–1.8%
BJ’s Wholesale Club, Inc.*	400	21,304
Chico’s FAS, Inc.*	100	2,975
Costco Wholesale Corp.*	2,100	86,268
Dillards, Inc., Class A	400	6,108
Family Dollar Stores, Inc.	2,380	60,999
Federated Department Stores, Inc.*	400	17,000

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
CONSUMER DISCRETIONARY–continued
Multi-line Retail–continued
Kohl’s Corp.*	1,960	$122,951
May Department Stores Co.	600	20,556
Neiman Marcus Group, Class A*	800	24,800
Sears, Roebuck & Co.	800	33,848
Target Corp.	700	24,220
Wal-Mart Stores, Inc.	5,672	276,794

		697,823

Specialty Retail–1.6%
American Eagle Outfitters, Inc.	200	7,048
Best Buy Co., Inc.*	600	38,112
Christopher & Banks Corp.*	100	3,260
Gap, Inc.	900	26,100
Home Depot, Inc.	1,750	81,463
Hot Topic, Inc.*	200	6,220
Intimate Brands, Inc., Class A	800	12,056
Limited, Inc.	300	4,956
Lowes Companies, Inc.	1,500	108,825
Payless Shoesource, Inc.*	2	129
RadioShack Corp.	3,000	91,500
Talbots, Inc.	200	8,750
Tiffany & Co.	5,100	184,722
TJX Companies, Inc.	400	12,748
Too, Inc.*	28	767
Toys “R” Us, Inc.*	100	2,475
Williams Sonoma, Inc.*	600	23,292

		612,423

Textiles & Apparel–0.4%
Abercrombie & Fitch Co., Class A*	400	17,800
Coach, Inc.*	198	7,534
Jones Apparel Group, Inc.*	1,330	57,456
Liz Claiborne, Inc.	300	15,135
Nike, Inc., Class B	300	12,597
Reebok International, Ltd.*	100	3,195
Ross Stores, Inc.	300	7,185
Skechers U.S.A., Inc.*	100	2,923
Tommy Hilfiger Corp.*	100	1,400
V.F. Corp.	870	31,650

		156,875

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
CONSUMER STAPLES–4.3%
Beverages–0.9%
Anheuser Busch Companies, Inc.	1,400	$57,680
Coca-Cola Co.	2,000	90,000
Pepsi Bottling Group, Inc.	1,100	44,110
PepsiCo., Inc.	3,217	142,192

		333,982

Food & Drug Retailing–0.8%
CVS Corp.	800	30,880
Duane Reade, Inc.*	100	3,250
Kroger Co.*	1,200	30,000
Safeway, Inc.*	800	38,400
SYSCO Corp.	4,355	118,238
Walgreen Co.	2,731	93,264

		314,032

Food Products–0.9%
Archer Daniels Midland Co.	600	7,800
Campbell Soup Co.	600	15,450
Conagra, Inc.	500	9,905
Del Monte Foods Co.*	12,940	108,437
H.J. Heinz Co.	600	24,534
Hershey Foods Corp.	300	18,513
Kraft Foods, Inc., Class A*	3,400	105,400
Quaker Oats Co.	100	9,125
Ralston Purina Co.	100	3,002
Sara Lee Corp.	1,265	23,959
Unilever NV	600	35,742
W.M. Wrigley Junior Co.	200	9,370

		371,237

Household Products–0.1%
Procter & Gamble Co.	400	25,520

Personal Products–0.8%
Avon Products, Inc.	200	9,256
Colgate-Palmolive Co.	1,000	58,990
Estee Lauder Companies, Inc., Class A	5,389	232,266
Gillette Co.	400	11,596
Kimberly-Clark Corp.	200	11,180

		323,288

Tobacco–0.8%
Philip Morris Companies, Inc.	5,031	255,323
R.J. Reynolds Tobacco Holdings, Inc.	700	38,220
UST, Inc.	100	2,886

		296,429

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
ENERGY–11.8%
Energy Equipment & Services–3.9%
Aquila, Inc.*	300	$7,395
Baker Hughes, Inc.	711	23,819
BJ Services Co.*	400	11,352
Cooper Cameron Corp.*	2,800	156,240
Diamond Offshore Drilling, Inc.	5,397	178,371
ENSCO International, Inc.	1,800	42,120
Global Industries, Ltd.*	14,807	184,643
Global Marine, Inc.*	9,900	184,437
Grant Pride, Inc.*	4,000	69,960
Halliburton Co.	200	7,120
Nabors Industries, Inc.*	100	3,720
Noble Affiliates, Inc.	800	28,280
Noble Drilling Corp.*	12,494	409,178
Santa Fe International Corp.	2,500	72,500
Schlumberger, Ltd.	500	26,325
Smith International, Inc.	100	5,990
Transocean Sedco Forex, Inc.	1,441	59,441
Varco International, Inc.*	400	7,444
Weatherford International, Inc.*	1,120	53,760

		1,532,095

Oil & Gas–7.9%
Amerada Hess Corp.	300	24,240
Anadarko Petroleum Corp.	300	16,209
Anderson Exploration, Ltd.*	1,819	36,738
Apache Corp.	8,535	433,151
Burlington Resources, Inc.	3,100	123,845
Cabot Oil & Gas Corp., Class A	500	12,200
Canadian 88 Energy Corp.*	5,200	7,710
Canadian Hunter Exploration, Ltd.	900	21,943
Canadian Natural Resources, Ltd.*	1,300	38,419
Chevron Corp.	600	54,300
Chieftain International, Inc.*	700	20,118
Compton Petroleum Corp.*	2,000	5,772
Conoco, Inc., Class A	600	16,920
Conoco, Inc., Class B	700	20,230
Devon Energy Corp.	9,100	477,750
EOG Resources, Inc.	12,100	430,155
Exxon Mobil Corp.	3,817	333,415
Frontier Oil Corp.	1,500	19,875
Gulf Canada Resource, Ltd.*	1,500	12,138
Houston Exploration Co.*	5,154	161,063
Husky Energy, Inc.	303	3,238

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
ENERGY–continued
Oil & Gas–continued
Kerr-McGee Corp.	700	$46,389
Murphy Oil Corp.	1,060	78,016
Newfield Exploration Co.*	10,374	332,590
Occidental Petroleum Corp.	1,500	39,885
Paramount Resources, Ltd.	1,000	9,818
Pennzoil-Quaker State Co.	300	3,360
Phillips Petroleum Co.	400	22,800
Rio Alto Exploration, Ltd.*	600	10,378
Royal Dutch Petroleum Co.	1,845	107,508
Stone Energy Corp.*	200	8,860
Talisman Energy, Inc.	700	26,638
Tesoro Petroleum Corp.	300	3,780
Texaco, Inc.	700	46,620
Tom Brown, Inc.*	900	21,600
Tosco Corp.	400	17,620
Unocal Corp.	700	23,905
USX-Marathon Group	400	11,804

		3,081,000

FINANCIALS–14.3%
Banks–4.7%
Associated Banc Corp.	737	26,525
Astoria Financial Corp.	1,300	71,500
Bank of America Corp.	900	54,027
Bank of New York Co., Inc.	1,113	53,424
Bank United Corp.*	2,400	792
BB&T Corp.	300	11,010
Charter One Financial, Inc.	1,995	63,640
Comerica, Inc.	2,000	115,200
Commerce Bancshares, Inc.	2,000	73,800
Dime Bancorp, Inc.	400	7,506
Fifth Third Bancorp	2,578	154,809
First Tennessee National Corp.	3,100	107,601
FleetBoston Financial Corp.	200	7,890
Golden State Bancorp, Inc.*	600	18,480
Golden West Financial Corp.	300	19,272
Greater Bay Bancorp	3,500	87,430
Huntington Bancshares, Inc.	2,625	42,919
Mellon Financial Corp.	700	32,200
National City Corp.	400	12,312
North Fork Bancorp, Inc.	4,260	132,060
Northern Trust Corp.	600	37,500
Pacific Century Financial Corp.	4,000	103,160

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
FINANCIALS–continued
Banks–continued
PNC Financial Services Group	700	$46,053
SouthTrust Corp.	2,200	57,200
State Street Corp.	2,506	124,022
U.S. Bancorp	3,457	78,785
Wachovia Corp.	100	7,115
Washington Mutual, Inc.	3,361	126,205
Wells Fargo & Co.	2,098	97,410
Wilmington Trust Corp.	1,300	81,445

		1,851,292

Diversified Financials–6.3%
Affiliated Managers Group, Inc. *	100	6,150
American Express Co.	700	27,160
AmeriCredit Corp.*	200	10,390
Bear Stearns Companies, Inc.	1,700	100,249
Capital One Financial Corp.	1,877	112,620
Celestica, Inc.*	600	30,900
Charles Schwab Corp.	3,910	59,823
Citigroup, Inc.	9,033	477,304
Countrywide Credit Industries, Inc.	3,350	153,698
Crane Co.	2,500	77,500
Fannie Mae	2,720	231,608
Fortune Brands, Inc.	100	3,836
Franklin Resources, Inc.	100	4,577
Freddie Mac	900	63,000
GATX Corp.	800	32,080
Global Payments, Inc.	728	21,913
Goldman Sachs Group, Inc.	1,000	85,800
Household International, Inc.	500	33,350
Instinet Group, Inc.	2,440	45,482
J.P. Morgan Chase & Co.	1,000	44,600
John Hancock Financial Services, Inc.	600	24,156
Legg Mason, Inc.	3,000	149,280
Lehman Brothers Holdings, Inc.	1,000	77,750
MBNA Corp.	2,932	96,609
Merrill Lynch & Co., Inc.	300	17,775
Moody’s Corp.	100	3,350
Morgan Stanley Dean Witter & Co.	1,574	101,098
Neuberger-Berman, Inc.	550	37,400
Phoenix Companies, Inc.*	200	3,720
Providian Financial Corp.	1,000	59,200
Stilwell Financial, Inc.	2,350	78,866
T. Rowe Price Group, Inc.	4,700	175,733

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
FINANCIALS–continued
Diversified Financials–continued
USA Education, Inc.	100	$7,300
Xtra Corp.*	100	4,960

		2,459,237

Insurance–2.8%
Ace, Ltd.	1,173	45,853
AFLAC, Inc.	1,200	37,788
Allmerica Financial Corp.	710	40,825
Allstate Corp.	1,300	57,187
AMBAC Financial Group, Inc.	975	56,745
American General Corp.	900	41,805
American International Group, Inc.	3,645	313,470
Arthur J. Gallagher & Co.	100	2,600
Chubb Corp.	200	15,486
CIGNA Corp.	500	47,910
Cincinnati Financial Corp.	100	3,950
Fidelity National Financial, Inc.	500	12,285
Hartford Financial Services Group, Inc.	1,000	68,400
Jefferson Pilot Corp.	150	7,248
Lincoln National Corp.	300	15,525
Loews Corp.	500	32,215
Marsh & McLennan Co.	200	20,200
MBIA, Inc.	150	8,352
MetLife, Inc.	1,700	52,666
MGIC Investment Corp.	300	21,792
PartnerRe, Ltd.	790	43,766
PMI Group, Inc.	450	32,247
Progressive Corp.	100	13,519
St. Paul Companies, Inc.	600	30,414
UnumProvident Corp.	100	3,212
Willis Group Holdings, Ltd.*	2,210	39,227
XL Capital, Ltd., Class A	490	40,229

		1,104,916

Real Estate–0.5%
Boston Properties, Inc., REIT	2,100	85,890
Weingarten Realty Investors, REIT	2,100	92,085

		177,975

HEALTH CARE–11.7%
Biotechnology–1.1%
Amgen, Inc.*	900	54,612
Applera Corp.	5,700	152,475
Biogen, Inc.*	100	5,436

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
HEALTH CARE–continued
Biotechnology–continued
Chiron Corp.*	300	$15,300
Genetech, Inc.*	1,087	59,894
Genzyme Corp.*	300	18,300
Gilead Sciences, Inc.*	1,000	58,190
Immunex Corp.*	1,000	17,750
QLT Phototherapeutics, Inc.*	1,650	32,307
Scios, Inc.*	100	2,501

		416,765

Health Care Equipment & Supplies–3.3%
Apogent Technology, Inc.*	3,700	91,020
ArthroCare Corp.*	2,700	70,605
Baxter International, Inc.	800	39,200
Beckman Coulter, Inc.	1,700	69,360
Becton Dickinson & Co.	3,000	107,370
Cytyc Corp.*	18,500	426,425
Medtronic, Inc.	2,250	103,522
Saint Jude Medical, Inc.*	400	24,000
Stryker Corp.	100	5,485
Techne Corp.*	200	6,500
Unilab Corp.*	130	3,276
VISX, Inc.*	18,700	361,845

		1,308,608

Health Care Providers & Services–2.4%
Aetna US Healthcare, Inc.*	100	2,587
Cardinal Health, Inc.	1,924	132,756
Caremark Rx, Inc.*	4,300	70,735
Davita, Inc.*	9,333	189,740
HCA-The Healthcare Corp.	2,600	117,494
Health Management Associates, Inc., Class A*	8,500	178,840
IMS Health, Inc.	400	11,400
Manor Care, Inc.*	200	6,350
Oxford Health Plans, Inc.*	500	14,300
Pharmaceutical Product Development, Inc.*	100	3,051
Quest Diagnostics, Inc.*	100	7,485
Sybron Dental Specialties, Inc.*	400	8,196
Synavant, Inc.*	49	348
Tenet Healthcare Corp.*	900	46,431
Trigon Healthcare, Inc.*	200	12,970
UnitedHealth Group, Inc.	1,862	114,979
Universal Health Services, Inc., Class B*	200	9,100
Wellpoint Health Networks, Inc., Class A*	200	18,848

		945,610

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
HEALTH CARE–continued
Pharmaceuticals–4.9%
Abbott Laboratories	400	$19,204
Allergan, Inc.	1,525	130,387
American Home Products Corp.	3,678	214,942
Bristol-Myers Squibb Co.	1,700	88,910
Cima Labs Inc.*	100	7,850
Eli Lilly & Co.	1,488	110,112
Forest Laboratories, Inc.*	600	42,600
Intrabiotics Pharmaceuticals*	3,910	5,670
IVAX Corp.*	525	20,475
Johnson & Johnson Co.	6,894	344,700
Merck & Co., Inc.	4,316	275,836
Mylan Laboratories, Inc.	300	8,439
Pfizer, Inc.	9,198	368,380
Pharmacia Corp.	1,086	49,902
Schering-Plough Corp.	3,963	143,619
United Therapeutics Corp.*	5,961	79,579

		1,910,605

INDUSTRIALS–12.9%
Aerospace & Defense–1.0%
B.F. Goodrich Co.	100	3,798
Boeing Co.	700	38,920
General Dynamics Corp.	1,200	93,372
General Motors Corp., Class H*	5,700	115,425
Lockheed Martin Corp.	2,800	103,740
Raytheon Co.	500	13,275
United Technologies Corp.	200	14,652

		383,182

Air Freight & Couriers–0.8%
CNF Transportation, Inc.	3,500	98,875
Expeditors International of Washington, Inc.	2,300	137,998
FedEx Corp.*	400	16,080
United Parcel Service, Inc., Class B	1,000	57,800

		310,753

Airlines–0.3%
Continental Airlines, Inc., Class B*	1,900	93,575
Southwest Airlines Co.	1,970	36,425

		130,000

Building Products–0.3%
American Standard Cos., Inc.*	400	24,040
Masco Corp.	3,050	76,128

		100,168

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
INDUSTRIALS–continued
Commercial Services & Supplies–6.0%
Amdocs, Ltd.*	1,350	$72,697
American Management Systems, Inc.*	200	4,720
Automatic Data Processing, Inc.	300	14,910
Avery Dennison Corp.	300	15,315
BARRA, Inc.*	2,975	116,471
Bea Systems, Inc.*	1,800	55,278
Cadence Design Systems, Inc.*	100	1,863
Cendant Corp.*	400	7,800
CheckFree Corp.*	16,343	573,149
Concord EFS, Inc.*	2,300	119,623
Convergys Corp.*	3,100	93,775
CSG Systems International, Inc.*	11,634	660,346
DST Systems, Inc.	460	24,242
Dun & Bradstreet Corp.*	50	1,410
Fair Issac & Co., Inc.	2,295	141,877
First Data Corp.	600	38,550
Fiserv, Inc.*	2,200	140,756
H&R Block, Inc.	200	12,910
Herman Miller, Inc.	3,150	76,230
Hon Inds., Inc.	200	4,844
ITT Educational Services, Inc.*	100	4,500
John H. Harland Co.	100	2,330
Paychex, Inc.	700	28,000
Pitney Bowes, Inc.	100	4,212
Robert Half International, Inc.*	2,600	64,714
Sabre Group Holdings, Inc., Class A*	100	5,000
SEI Investments Co.	600	28,440
Switchboard, Inc.*	4,890	28,851

		2,342,813

Construction & Engineering–0.0%
Fluor Corp.	100	4,515
SBA Communications Corp.*	300	7,425
Spectrasite Holdings, Inc.*	500	3,620

		15,560

Electrical Equipment–0.4%
Cable Design Technologies Corp.*	8,572	138,524
Cooper Industries, Inc.	200	7,918
Emerson Electric, Co.	100	6,050
Energizer Holdings, Inc.*	33	757
Molex, Inc.	200	5,964

		159,213

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
INDUSTRIALS–continued
Industrial Conglomerates–3.0%
Dover Corp.	300	$11,295
General Electric Co.	16,127	786,191
Honeywell International, Inc.	487	17,040
Minnesota Mining & Manufacturing Co.	500	57,050
Tyco International, Ltd.	5,092	277,514

		1,149,090

Machinery–0.6%
AGCO Corp.	12,030	110,075
APW, Ltd.*	700	7,105
Caterpillar, Inc.	1,100	55,055
Paccar, Inc.	500	25,710
Terex Corp.*	2,300	48,760

		246,705

Marine–0.1%
Tidewater, Inc.	550	20,735

Road & Rail–0.4%
Burlington Northern Santa Fe Corp.	400	12,068
Kansas City Southern Industries, Inc.*	6,250	98,750
Roadway Express, Inc.	1,000	23,770
Union Pacific Corp.	500	27,455

		162,043

INFORMATION TECHNOLOGY–21.8%
Communications Equipment–4.7%
3Com Corp.	2,070	9,832
American Tower Systems Corp., Class A*	21,160	437,377
Aware, Inc.*	800	7,200
Cabletron Systems, Inc.*	400	9,140
CIENA Corp.*	7,850	298,300
Cisco Systems, Inc.*	4,600	83,720
Computer Network Technology*	2,260	23,979
Comverse Technology, Inc.*	6,366	363,499
Emulex Corp.*	4,000	161,600
Infospace, Inc.*	4,820	18,509
L-3 Communications Holdings, Inc.*	400	30,520
Mcdata Corp. Class A*	40	702
Nortel Networks Corp.	600	5,454
Oni Systems Corp.*	7,900	220,410
Powerwave Technologies, Inc.*	2,300	33,350

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
INFORMATION TECHNOLOGY–continued
Communications Equipment–continued
QUALCOMM, Inc.*	1,500	$87,720
Scientific Atlanta, Inc.	200	8,120
Tekelec, Inc.*	1,700	46,070

		1,845,502

Computers & Peripherals–1.3%
Compaq Computer Corp.	1,500	23,235
Dell Computer Corp.*	5,200	135,980
EMC Corp.*	1,937	56,270
Hewlett-Packard Co.	900	25,740
International Business Machines Corp.	1,950	220,350
JNI Corp.*	200	2,800
Palm, Inc.*	6,328	38,411
Symbol Technologies, Inc.	700	15,540

		518,326

Electronic Equipment & Instruments–1.0%
Agilent Technologies, Inc.*	100	3,250
AVX Corp.	300	6,300
Flextronics International, Ltd.	500	13,055
Gemstar TV Guide International, Inc.*	100	4,260
Methode Electronics, Inc., Class A	1,300	11,180
Perkinelmer, Inc.	1,200	33,036
Rockwell International Corp.	100	3,812
RSA Security, Inc.*	7,635	236,303
Sanmina Corp.*	1,550	36,286
Sawtek, Inc.*	200	4,706
Stratos Lightwave, Inc.*	1,964	25,532
Tektronix, Inc.*	200	5,430

		383,150

Internet Software & Services–5.3%
Agile Software Corp.*	500	8,500
Akamai Technologies, Inc.*	20,000	183,500
Cnet Networks, Inc.*	21,452	278,876
Commerce One, Inc.*	1,300	7,592
Digex, Inc.*	3,400	44,200
Epresence, Inc.*	3,500	12,110
Internap Network Services Corp.*	24,500	80,115
Internet Security Systems, Inc.*	7,500	364,200
Netegrity, Inc.*	4,300	129,000
Real Networks, Inc.*	3,350	39,362
S1 Corp.*	13,090	183,260

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
INFORMATION TECHNOLOGY–continued
Internet Software & Services–continued
VeriSign, Inc.*	12,263	$735,903
Vignette Corp.*	2,000	17,740

		2,084,358

IT Consulting & Services–0.2%
Electronic Data Systems Corp.	885	55,312

Semiconductor Equipment & Products–2.0%
Advanced Micro Devices, Inc.*	400	11,552
Altera Corp.	1,660	48,140
Analog Devices, Inc.*	700	30,275
Applied Materials, Inc.*	800	39,280
Atmel Corp.*	3,920	52,881
Conexant Systems, Inc.*	1,800	16,110
Intel Corp.	3,000	87,750
Jabil Circuit, Inc.*	1,680	51,845
Lattice Semiconductor Corp.*	2,200	53,680
Linear Technology Corp.	2,389	105,642
Maxim Integrated Products, Inc.*	1,500	66,315
Micron Technology, Inc.*	1,000	41,100
Novellus Systems, Inc.*	560	31,802
Pixelworks, Inc.*	100	3,574
Semtech Corp.	500	15,000
Teradyne, Inc.*	100	3,310
Texas Instruments, Inc.	1,720	54,180
Transmeta Corp.*	200	1,116
Triquint Semiconductor, Inc.*	1,900	42,750
Vitesse Semiconductor Corp.	400	8,416
Xilinx, Inc.*	300	12,372

		777,090

Software–7.3%
Adobe Systems, Inc.	10,211	479,917
Citrix Systems, Inc.*	21,800	760,820
Intuit, Inc.	1,730	69,182
Legato Systems, Inc.*	360	5,742
Macromedia, Inc.*	1,000	18,000
Micromuse, Inc.*	200	5,598
Microsoft Corp.*	8,617	629,041
National Instruments Corp.*	3,000	97,350
Network Associates, Inc.*	2,600	32,370
Oracle Systems Corp.*	3,600	68,400
Parametric Technology Corp.*	1,300	18,187
Peoplesoft, Inc.*	100	4,923

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
INFORMATION TECHNOLOGY–continued
Software–continued
Peregrine Systems, Inc.*	3,000	$87,000
Rational Software Corp.*	10,100	283,305
Siebel Systems, Inc.*	2,549	119,548
Veritas Software Corp.*	2,324	154,616

		2,833,999

MATERIALS–2.1%
Chemicals–0.8%
Air Products & Chemicals, Inc.	200	9,150
Albemarle Corp.	1,300	30,121
Cabot Corp.	100	3,602
Cabot Microelectronics Corp.*	200	12,400
Donaldson, Inc.	2,900	90,335
E.I. DuPont De Nemours & Co.	600	28,944
Ecolab, Inc.	100	4,097
Engelhard Corp.	300	7,737
PPG Industries, Inc.	1,900	99,883
Sherwin Williams Co.	1,100	24,420

		310,689

Construction Materials–0.4%
Elcor Chemical Corp.	3,000	60,750
Martin Marietta Materials, Inc.	1,500	74,235

		134,985

Containers & Packaging–0.1%
AptarGroup, Inc.	800	25,944
Pactiv Corp.*	200	2,680
Sealed Air Corp.*	720	26,820

		55,444

Metals & Mining–0.3%
Alcan Aluminum, Ltd.	500	21,010
Alcoa, Inc.	200	7,880
Consol Energy, Inc.	200	5,060
Peabody Energy Corp.	100	3,275
Phelps Dodge Corp.	1,900	78,850

		116,075

Paper & Forest Products–0.5%
Bowater, Inc.	1,020	45,635
Rayonier, Inc.	3,100	143,995
Weyerhaeuser Co.	100	5,497

		195,127

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
TELECOMMUNICATION SERVICES–2.2%
Diversified Telecommunication Services–1.6%
AT&T Corp.	300	$6,600
AT&T Corp. - Liberty Media Corp., Class A*	6,844	119,702
AT&T Wireless Group	823	13,456
BellSouth Corp.	1,200	48,324
Broadwing, Inc.*	1,000	24,450
Deutsche Telekom AG, ADR	4,219	94,719
Pinnacle Holdings, Inc.*	1,920	11,539
Qwest Communications International, Inc.*	4,992	159,095
SBC Communications, Inc.	1,300	52,078
Sprint Corp.	800	17,088
Verizon Communications	1,444	77,254
WorldCom, Inc.*	300	4,260

		628,565

Wireless Telecommunications Services–0.6%
Crown Castle International Corp.*	2,700	44,280
Sprint Corp. (PCS Group), Ser. 1	1,900	45,885
Western Wireless Corp., Class A*	3,600	154,800
Worldcom, Inc. – MCI Group	12	193

		245,158

UTILITIES–2.7%
Electric Utilities–1.8%
Allegheny Energy, Inc.	750	36,188
Ameren Corp.	100	4,270
American Electric Power Co., Inc.	700	32,319
Calpine Corp.*	398	15,044
CH Energy Group, Inc.	1,300	57,135
Conectiv, Inc.	100	2,160
Consolidated Edison, Inc.	200	7,960
Constellation Energy Group, Inc.	100	4,260
Dominion Resources, Inc.	600	36,078
DQE, Inc.	300	6,750
DTE Energy Co.	300	13,932
Duke Energy Corp.	1,200	46,812
Dynegy, Inc., Class A	600	27,900
Energy East Corp.	100	2,091
Entergy Corp.	641	24,608
Exelon Corp.	762	48,859
FirstEnergy Corp.	300	9,648
FPL Group, Inc.	722	43,472
Mirant Corp.*	609	20,950
Montana Power Co.*	1,160	13,456

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS–continued
UTILITIES–continued
Electric Utilities–continued
Niagara Mohawk Holdings, Inc.*	1,000	$17,690
Nisource, Inc.	200	5,466
NRG Energy, Inc.*	100	2,208
PPL Corp.	400	22,000
Progress Energy, Inc.	100	4,492
Public Service Enterprise Group, Inc.	600	29,340
Reliant Energy, Inc.	800	25,768
Reliant Resources, Inc.*	390	9,633
Southern Co.	1,000	23,250
TXU Corp.	700	33,733
UtiliCorp United, Inc.	2,120	64,766

		692,238

Gas Utilities–0.9%
El Paso Corp.	1,684	88,477
Enron Corp.	3,148	154,252
Kinder Morgan, Inc.	100	5,025
Piedmont Natural Gas Co., Inc.	1,900	67,488
Southwestern Energy Co.*	1,100	13,475
Williams Companies, Inc.	1,100	36,245

		364,962

Multi-Utilities–0.0%
Progress Energy, Inc.	200	98
Xcel Energy, Inc.	500	14,225

		14,323

Total Common Stocks		37,652,285

CONVERTIBLE PREFERRED STOCKS–0.3%
CONSUMER DISCRETIONARY–0.3%
Leisure Equipment & Products–0.2%
Tribune Co. (exchangeable for Mattel, Inc. Common Stock),
6.25%, 08/15/2001	2,700	60,885

Media–0.1%
Emmis Communications Corp., Ser. A, 6.25%, 12/31/2049*	1,000	47,945

Total Convertible Preferred Stocks		108,830

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Schedule of Investments (continued)

June 30, 2001 (Unaudited)

	Principal Amount	Value

CONVERTIBLE DEBENTURES–0.2%
HEALTH CARE–0.2%
Biotechnology–0.2%
Affymetrix, Inc., 4.75%, 02/15/2007	$100,000	$64,625

	Shares	Value

SHORT-TERM INVESTMENTS–3.1%
MUTUAL FUND SHARES–3.1%
Evergreen Select Money Market Fund ø	1,226,872	1,226,872

Total Investments–(cost $40,766,760)–100.0%		39,052,612
Other Assets and Liabilities–0.0%		(8,651)

Net Assets–100.0%		$39,043,961

*	Non-income producing security.
ø	The advisor of the Fund and the advisor of the money market fund are each a subsidiary of First Union National Bank.
Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Statement of Assets and Liabilities

June 30, 2001 (Unaudited)

Assets
Identified cost of securities	$40,766,760
Net unrealized gains or losses on securities	(1,714,148)

Market value of securities	39,052,612
Receivable for securities sold	239,540
Receivable for Fund shares sold	774
Dividends and interest receivable	28,618

Total assets	39,321,544

Liabilities
Payable for securities purchased	263,709
Payable for Fund shares redeemed	2,417
Advisory fee payable	144
Due to other related parties	317
Accrued expenses and other liabilities	10,996

Total liabilities	277,583

Net assets	$39,043,961

Net assets represented by
Paid-in capital	$42,570,222
Undistributed net investment income	4,354
Accumulated net realized losses on securities and foreign currency related transactions	(1,816,467)
Net unrealized losses on securities	(1,714,148)

Total net assets	$39,043,961

Shares outstanding	3,775,015

Net asset value per share	$10.34

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Statement of Operations

Six Months Ended June 30, 2001 (Unaudited)

Investment income
Dividends (net of foreign withholding taxes of $365)	$129,918
Interest	61,043

Total investment income	190,961

Expenses
Advisory fee	162,175
Administrative services fees	18,641
Transfer agent fee	116
Trustees’ fees and expenses	457
Printing and postage expenses	2,721
Custodian fee	2,331
Professional fees	2,572
Other	112

Total expenses	189,125
Less: Expense reductions	(786)
Fee waivers	(1,931)

Net expenses	186,408

Net investment income	4,553

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized losses on:
Securities	(1,705,296)
Foreign currency related transactions	(605)

Net realized losses on securities and foreign currency related transactions	(1,705,901)

Net change in unrealized gains or losses on securities	(849,376)

Net realized and unrealized losses on securities and foreign currency related transactions	(2,555,277)

Net decrease in net assets resulting from operations	$(2,550,724)

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2001 (unaudited)	Year Ended December 31, 2000

Operations
Net investment income	$4,553	$5,041
Net realized gains or losses on securities and foreign currency related transactions	(1,705,901)	2,266,697
Net change in unrealized gains or losses on securities	(849,376)	(3,773,493)

Net decrease in net assets resulting from operations	(2,550,724)	(1,501,755)

Distributions to shareholders from
Net investment income	(4,338)	0
Net realized gains	(79,158)	(2,978,015)

Total distributions to shareholders	(83,496)	(2,978,015)

Capital share transactions
Proceeds from shares sold	4,776,807	19,914,154
Payment for shares redeemed	(449,755)	(17,277)
Net asset value of shares issued in reinvestment of distributions	83,496	2,978,015

Net increase in net assets resulting from capital share transactions	4,410,548	22,874,892

Total increase in net assets	1,776,328	18,395,122
Net assets
Beginning of period	37,267,633	18,872,511

End of period	$39,043,961	$37,267,633

Undistributed net investment income	$4,354	$4,139

Other Information:
Share increase (decrease)
Shares sold	452,976	1,603,662
Shares redeemed	(46,555)	(1,463)
Shares issued in reinvestment of distributions	8,710	256,895

Net increase in shares	415,131	1,859,094

See Notes to Financial Statements.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION

The Evergreen VA Masters Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware business trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A.  Valuation of Investments

Listed equity securities are valued at the last sale price reported on the national securities exchange, where the securities are principally traded.

Securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investment or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B.  Foreign Currency Translation

All assets and liabilities denominated in foreign currencies are translated in U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

C.  Foreign Currency Contracts

A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Notes to Financial Statements (Unaudited) (continued)

D.  Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums relating to fixed-income securities held by the Fund. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

E.  Federal Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

F.  Distributions

Distributions to shareholders from net investment income and net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

On May 11, 2001, the Fund’s Board of Trustees approved the transfer of the investment advisory contract with First Union National Bank to Evergreen Investment Management Company, LLC (“EIMC”). Under Securities and Exchange Commission rules and no-action letters, this transfer did not require shareholder approval as the parties involved were all wholly owned subsidiaries of and controlled by First Union Corporation (“First Union”) and neither the fees nor services were changed. As a result of this transfer, the sub-advisory agreement with EIMC was terminated.

EIMC, an indirect, wholly owned subsidiary of First Union, is the investment advisor to the Fund and is paid a management fee that is calculated and paid daily at a rate of 0.87% of the average daily net assets of the Fund.

During the six months ended June 30, 2001, the amount of investment advisory fees waived by the investment advisor was $1,931. The impact on the Fund’s annualized expense ratio represented as a percentage of its average daily net assets was 0.01%.

MFS Institutional Advisors, Inc., Oppenheimer Funds, Inc. and Putnam Investment Management, LLC are investment sub-advisors to the Fund. Subject to the supervision of EIMC, each sub-advisor manages a segment of the Fund’s portfolio in accordance with the Fund’s investment objective and policies. The Fund pays no direct fees to the sub-advisors for their services.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly owned subsidiary of First Union, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Fund.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

4.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $17,540,893 and $12,518,402, respectively, for the six months ended June 30, 2001.

On June 30, 2001, the aggregate cost of securities for federal income tax purposes was $40,766,760. The gross unrealized appreciation and depreciation on securities based on that cost was $3,874,647 and $5,588,795, respectively, with a net unrealized depreciation of $1,714,148.

EVERGREEN VARIABLE ANNUITY TRUST
Evergreen VA Masters Fund
Notes to Financial Statements (Unaudited) (continued)

5.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and its custodian, a portion of the fund expenses have been reduced. The Fund received $786 in expense reductions. The impact of the total expense reductions on the Fund’s annualized expense ratio represented as a percentage of its average nets assets was 0.00%.

6.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

7.  FINANCING AGREEMENT

The Fund and certain other Evergreen Funds share in a $775 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Evergreen Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Evergreen Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000, which was charged to the Evergreen Funds and also allocated pro rata.

During the six months ended June 30, 2001, the Fund had no borrowings under this agreement.

8.  CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies which amends certain accounting practices and disclosures, including amortization of premiums and accretion of discounts. Accordingly, the Fund began amortizing premium and accreting discount on all fixed-income securities held by the Fund. Prior to January 1, 2001, the Fund did not amortize premiums or accrete discounts on fixed-income securities. The cumulative effect of this change in accounting policy relating to bonds held by the Fund prior to the effective date of the change and the current year effect of this change on the operating results of the Fund are insignificant to the overall financial statements of the Fund.

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Variable Annuities

NOT FDIC INSURED	May lose value No bank guarantee

Evergreen Investment Services, Inc.

58913	558962 6/01